Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Other Comprehensive Income [Text Block]
NOTE 14: OTHER COMPREHENSIVE INCOME
The following table presents the tax effects allocated to each component of other comprehensive income:

Dollars in thousands	Year Ended December 31, 2012
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Foreign currency translation adjustment	$1,048	$—	$1,048
Other comprehensive income	$1,048	$—	$1,048
Dollars in thousands	Year Ended December 31, 2011
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Foreign currency translation adjustment	$(255)	$—	$(255)
Reclassification of interest rate hedges to interest expense	896	(349)	547
Gain (loss) on short-term investment	(20)	7	(13)
Other comprehensive income	$621	$(342)	$279
Dollars in thousands	Year Ended December 31, 2010
	Before-Tax Amount	Tax (Expense) or Benefit	Net-of-Tax Amount
Foreign currency translation adjustment	$(1,737)	$132	$(1,605)
Reclassification of interest rate hedges to interest expense	4,477	(1,746)	2,731
Gain (loss) on short-term investment	10	(4)	6
Other comprehensive income	$2,750	$(1,618)	$1,132